SECURED CONVERTIBLE NOTE AGREEMENTS (Narrative) (Details) - USD ($)					1 Months Ended	12 Months Ended
	Feb. 12, 2015	Feb. 12, 2015	Jul. 11, 2013	Feb. 01, 2013	Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 27, 2016	Apr. 08, 2016
Debt Instrument [Line Items]
Interest expense						$ 718,636	$ 423,090
Loss on extinguishment of debt							596,648
President and Principal Shareholder [Member] | Convertible Note Payable Dated February 2013 [Member]
Debt Instrument [Line Items]
Debt issued				$ 1,997,483		1,997,483
Debt, interest rate				7.50%
Maturity date	Dec. 31, 2020			Dec. 31, 2016
Convertible note, conversion price				$ 0.35
Accrued interest						137,088
Loss on extinguishment of debt							34,586
President and Principal Shareholder [Member] | Convertible Note Payable Dated July 2013 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt			$ 1,000,000
Debt issued							1,000,000
Debt, interest rate			7.50%
Maturity date	Dec. 31, 2020		Jul. 10, 2018
Convertible note, conversion price	$ 0.35	$ 0.35	$ 1.00
Stock issued upon conversion of convertible note, shares					208,333
Stock issued upon conversion of convertible note, accrued interest value					$ 75,000
Unamortized discount on notes payable	$ 60,390	$ 60,390				41,075
Accrued interest							35,041
Interest expense						10,290
Number of shares callable by warrants			500,000
Term of warrants			5 years
Exercise price of shares called by warrants			$ 1.30
Loss on extinguishment of debt							562,062
President and Principal Shareholder [Member] | Secured Convertible Line Of Credit Agreement [Member]
Debt Instrument [Line Items]
Debt issued						5,695,000
Debt, interest rate	7.50%	7.50%
Maturity date		Dec. 31, 2020
Accrued interest						310,122
Interest expense						$ 143,681
Maximum borrowing capacity	$ 4,000,000	$ 4,000,000						$ 6,000,000	$ 5,000,000
Number of shares callable by warrants						3,795,498
Term of warrants		2 years
Exercise price of shares called by warrants	$ 2.00	$ 2.00				$ 2.00
Percentage of warrants issued equals of number of shares issuable upon the conversion		50.00%
Convertible amount						$ 2,430,000
Loan discounts related to warrants						367,663	180,172
Loan discounts related to beneficial conversion features of advances						$ 367,663	$ 180,172
Expected term						2 years
President and Principal Shareholder [Member] | Secured Convertible Line Of Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Convertible note, conversion price						$ 0.2108
Volatility rate (as a percent)						99.01%
Discount rate						0.58%
President and Principal Shareholder [Member] | Secured Convertible Line Of Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertible note, conversion price						$ 0.55
Volatility rate (as a percent)						105.41%
Discount rate						1.22%